Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000012491 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	6.18%
C000012491 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.83%
C000012491 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	5.01%
C000012491 | The Kroger Co.None_501044101
Holdings [Line Items]
Percent of Total Investments	4.24%
C000012491 | Philip Morris International, Inc.None_718172109
Holdings [Line Items]
Percent of Total Investments	3.82%
C000012491 | The Bank of New York Mellon Corp.None_064058100
Holdings [Line Items]
Percent of Total Investments	3.81%
C000012491 | Fidelity Investments Treasury Only Portfolio, Institutional Class0.043775_31607A802
Holdings [Line Items]
Percent of Total Investments	3.71%
C000012491 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.29%
C000012491 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000012491 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	2.73%
C000012491 | Financials
Holdings [Line Items]
Percent of Total Investments	27.80%
C000012491 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.40%
C000012491 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.70%
C000012491 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012491 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012491 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012491 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012491 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012491 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012491 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012491 | Communications
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012491 | Common Stock
Holdings [Line Items]
Percent of Total Investments	94.80%
C000012491 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012491 | Corporate Non-Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012491 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112762 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	6.18%
C000112762 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.83%
C000112762 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	5.01%
C000112762 | The Kroger Co.None_501044101
Holdings [Line Items]
Percent of Total Investments	4.24%
C000112762 | Philip Morris International, Inc.None_718172109
Holdings [Line Items]
Percent of Total Investments	3.82%
C000112762 | The Bank of New York Mellon Corp.None_064058100
Holdings [Line Items]
Percent of Total Investments	3.81%
C000112762 | Fidelity Investments Treasury Only Portfolio, Institutional Class0.043775_31607A802
Holdings [Line Items]
Percent of Total Investments	3.71%
C000112762 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.29%
C000112762 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000112762 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	2.73%
C000112762 | Financials
Holdings [Line Items]
Percent of Total Investments	27.80%
C000112762 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.40%
C000112762 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.70%
C000112762 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.80%
C000112762 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000112762 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000112762 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112762 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112762 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000112762 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000112762 | Communications
Holdings [Line Items]
Percent of Total Investments	0.20%
C000112762 | Common Stock
Holdings [Line Items]
Percent of Total Investments	94.80%
C000112762 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.70%
C000112762 | Corporate Non-Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000112762 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012493 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	6.18%
C000012493 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	5.83%
C000012493 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	5.01%
C000012493 | The Kroger Co.None_501044101
Holdings [Line Items]
Percent of Total Investments	4.24%
C000012493 | Philip Morris International, Inc.None_718172109
Holdings [Line Items]
Percent of Total Investments	3.82%
C000012493 | The Bank of New York Mellon Corp.None_064058100
Holdings [Line Items]
Percent of Total Investments	3.81%
C000012493 | Fidelity Investments Treasury Only Portfolio, Institutional Class0.043775_31607A802
Holdings [Line Items]
Percent of Total Investments	3.71%
C000012493 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	3.29%
C000012493 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	3.12%
C000012493 | Alphabet, Inc.NoneA_02079K305
Holdings [Line Items]
Percent of Total Investments	2.73%
C000012493 | Financials
Holdings [Line Items]
Percent of Total Investments	27.80%
C000012493 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.40%
C000012493 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	18.70%
C000012493 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012493 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012493 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012493 | Energy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012493 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012493 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012493 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012493 | Communications
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012493 | Common Stock
Holdings [Line Items]
Percent of Total Investments	94.80%
C000012493 | Preferred Stock
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012493 | Corporate Non-Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012493 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	3.70%